Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Disclosure of detailed information about leasing activities for lessee [Table Text Block]
Balance, January 1, 2024	$90.3
Additional capitalized leases	25.5
Lease payments	(31.4)
Derecognized leases	(11.5)
Accretion and other movements	1.9
Balance, December 31, 2024	$74.8
Additional capitalized leases	17.7
Lease payments	(36.9)
Derecognized leases	(0.9)
Accretion and other movements	1.3
Balance, December 31, 2025	$56.0
	Dec. 31, 2025	Dec. 31, 2024
Current	$26.7	$30.5
Non-current	29.3	44.3
	$56.0	$74.8

Disclosure of detailed information about expenses recognized to leases for which exemption applied [Table Text Block]
	Year ended December 31,
	2025	2024
Short-term leases	$19.6	$9.7
Low value leases	0.4	0.4
Variable leases	18.6	23.0
Total	$38.6	$33.1